Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Net income		$ 23,291	$ 11,419
Items that will not be reclassified to profit in subsequent periods:
Actuarial gain (loss) on health plan obligation ($nil tax effect)		(204)	(215)
Items that may be reclassified to profit in subsequent periods:
Equity accounted investees – share of other comprehensive income (loss) ($nil tax effect)		0	600
Foreign currency translation adjustment (net of tax effect)		(90,526)	104,871
Other comprehensive income (loss)		(89,271)	111,961
Comprehensive income (loss)		(65,980)	123,380
Comprehensive income (loss) attributable to:
Owners of the Company		(64,689)	123,380
Non-controlling interest		(1,291)	0
Denarius
Items that may be reclassified to profit in subsequent periods:
Reclassification of OCI to net earnings due to Denarius dilution and derecognition ($nil tax effect)		0	2,417
Convertible Debenture
Items that will not be reclassified to profit in subsequent periods:
Unrealized gain due to change in credit risk		103	301
Gold Notes
Items that will not be reclassified to profit in subsequent periods:
Unrealized gain due to change in credit risk	[1]	$ 1,356	$ 3,987

[1]	The tax effect of the unrealized gain on Gold Notes due to changes in credit risk for the year-ended December 31, 2024, was an expense of $506 (2023 - expense of $1,410) (Note 15).